Consolidated Statements of Operations	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Third-party revenues
Total third-party revenues	$ 204,980,513	¥ 1,423,179,705	¥ 1,114,710,141	¥ 797,763,861
Related party revenues
Total related party revenues	163,971,821	1,138,456,364	1,117,985,965	819,394,401
Total revenues	368,952,334	2,561,636,069	2,232,696,106	1,617,158,262
Less: business taxes and related surcharges	(6,922,555)	(48,063,299)	(112,768,265)	(88,673,371)
Net revenues	362,029,779	2,513,572,770	2,119,927,841	1,528,484,891
Operating cost and expenses:
Relationship manager compensation	(81,178,135)	(563,619,789)	(524,629,723)	(322,052,574)
Performance fee compensation	(1,173,126)	(8,145,016)	(24,786,763)	(22,034,438)
Other compensations	(104,945,867)	(728,639,155)	(615,075,893)	(393,373,326)
Total compensation and benefits	(187,297,128)	(1,300,403,960)	(1,164,492,379)	(737,460,338)
Selling expenses	(46,473,789)	(322,667,518)	(263,815,409)	(147,265,810)
General and administrative expenses	(33,773,306)	(234,488,066)	(170,929,513)	(151,626,278)
Other operating expenses	(21,761,115)	(151,087,419)	(94,624,304)	(29,961,830)
Government subsidies	23,385,319	162,364,268	132,709,712	90,931,462
Total operating cost and expenses	(265,920,019)	(1,846,282,695)	(1,561,151,893)	(975,382,794)
Income from operations	96,109,760	667,290,075	558,775,948	553,102,097
Other income (expenses):
Interest income	5,694,624	39,537,775	39,698,790	38,901,980
Interest expenses	(2,778,167)	(19,288,813)	(16,050,359)
Investment income	6,990,888	48,537,737	51,954,918	23,552,297
Other (expense) income	(364,629)	(2,531,621)	455,030	(13,961,307)
Total other income	9,542,716	66,255,078	76,058,379	48,492,970
Income before taxes and income from equity in affiliates	105,652,476	733,545,153	634,834,327	601,595,067
Income tax expense	(22,756,242)	(157,996,588)	(129,885,747)	(151,293,021)
Income from equity in affiliates	3,218,046	22,342,896	21,352,767	13,583,865
Net income	86,114,280	597,891,461	526,301,347	463,885,911
Less: net income (loss) attributable to non-controlling interests	(5,847,803)	(40,601,294)	(9,522,737)	17,333,060
Less: Loss attributable to redeemable non-controlling interest of a subsidiary	(768,498)	(5,335,678)
Net income attributable to Noah Holdings Limited shareholders	$ 92,730,581	¥ 643,828,433	¥ 535,824,084	¥ 446,552,851
Net income per share:
Basic | (per share)	$ 3.29	¥ 22.87	¥ 19.08	¥ 16.02
Diluted | (per share)	$ 3.18	¥ 22.08	¥ 18.31	¥ 15.82
Weighted average number of shares used in computation:
Basic	28,150,139	28,150,139	28,085,521	27,873,501
Diluted	30,036,763	30,036,763	30,145,976	28,227,823
One Time Commissions
Third-party revenues
Total third-party revenues	$ 116,757,217	¥ 810,645,359	¥ 391,188,385	¥ 423,218,934
Related party revenues
Total related party revenues	46,297,239	321,441,733	428,687,491	180,943,785
Recurring Service Fees
Third-party revenues
Total third-party revenues	68,414,270	475,000,278	401,292,465	319,933,077
Related party revenues
Total related party revenues	111,727,830	775,726,326	634,913,375	560,071,763
Performance Based Income
Third-party revenues
Total third-party revenues	2,843,182	19,740,213	193,939,030	24,632,724
Related party revenues
Total related party revenues	5,689,238	39,500,382	53,825,293	76,342,053
Other Service
Third-party revenues
Total third-party revenues	16,965,844	117,793,855	128,290,261	29,979,126
Related party revenues
Total related party revenues	$ 257,514	¥ 1,787,923	¥ 559,806	¥ 2,036,800